LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.3%
Verizon Communications Inc.	316,752	$17,668,427

Media - 2.5%
Interpublic Group of Cos. Inc.	271,393	9,596,456
Omnicom Group Inc.	127,840	9,309,309

Total Media		18,905,765

TOTAL COMMUNICATION SERVICES		36,574,192

CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 2.5%
McDonald’s Corp.	79,302	19,247,388

CONSUMER STAPLES - 27.3%
Beverages - 5.1%
Coca-Cola Co.	337,264	19,234,166
PepsiCo Inc.	125,286	19,663,638

Total Beverages		38,897,804

Food & Staples Retailing - 2.6%
Kroger Co.	485,793	19,771,775

Food Products - 9.8%
Archer-Daniels-Midland Co.	171,805	10,260,195
Campbell Soup Co.	161,226	7,048,801
Conagra Brands Inc.	249,550	8,357,429
General Mills Inc.	293,431	17,271,349
Hormel Foods Corp.	150,941	7,000,643
JM Smucker Co.	78,825	10,334,746
Kellogg Co.	225,442	14,284,005

Total Food Products		74,557,168

Household Products - 7.2%
Clorox Co.	94,005	17,004,564
Colgate-Palmolive Co.	226,926	18,040,617
Procter & Gamble Co.	134,569	19,139,749

Total Household Products		54,184,930

Tobacco - 2.6%
Philip Morris International Inc.	195,517	19,569,297

TOTAL CONSUMER STAPLES		206,980,974

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DT Midstream Inc.	29,858	1,265,979	*

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2021 Quarterly Report	1

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 2.7%
Banks - 1.2%
First Hawaiian Inc.	50,584	$1,392,578
FNB Corp.	157,936	1,809,947
Park National Corp.	3,441	391,964
People’s United Financial Inc.	333,185	5,231,004
WesBanco Inc.	17,681	570,743

Total Banks		9,396,236

Capital Markets - 0.7%
Bank of New York Mellon Corp.	81,654	4,191,300
Cohen & Steers Inc.	9,303	774,102

Total Capital Markets		4,965,402

Insurance - 0.2%
Mercury General Corp.	16,124	980,823
Safety Insurance Group Inc.	5,274	404,094

Total Insurance		1,384,917

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp Inc.	320,801	3,779,036
Provident Financial Services Inc.	24,121	521,013

Total Thrifts & Mortgage Finance		4,300,049

TOTAL FINANCIALS		20,046,604

HEALTH CARE - 10.0%
Health Care Providers & Services - 2.4%
CVS Health Corp.	221,328	18,228,574

Pharmaceuticals - 7.6%
Johnson & Johnson	110,561	19,038,604
Merck & Co. Inc.	232,429	17,866,817
Organon & Co.	23,038	668,333	*
Pfizer Inc.	465,910	19,945,607

Total Pharmaceuticals		57,519,361

TOTAL HEALTH CARE		75,747,935

INDUSTRIALS - 14.7%
Aerospace & Defense - 4.6%
General Dynamics Corp.	85,694	16,798,595
Lockheed Martin Corp.	47,555	17,674,767

Total Aerospace & Defense		34,473,362

Electrical Equipment - 5.4%
Eaton Corp. PLC	130,120	20,565,466
Emerson Electric Co.	199,939	20,171,846

Total Electrical Equipment		40,737,312

See Notes to Schedule of Investments.

2	Legg Mason Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.4%
3M Co.	91,683	$18,147,733

Machinery - 0.6%
PACCAR Inc.	59,338	4,924,460

Trading Companies & Distributors - 1.7%
Fastenal Co.	233,897	12,810,539

TOTAL INDUSTRIALS		111,093,406

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 2.6%
Cisco Systems Inc.	354,736	19,641,732

IT Services - 2.0%
Paychex Inc.	136,035	15,483,504

Technology Hardware, Storage & Peripherals - 2.6%
Seagate Technology Holdings	219,561	19,299,412

TOTAL INFORMATION TECHNOLOGY		54,424,648

MATERIALS - 0.8%
Containers & Packaging - 0.8%
Packaging Corp. of America	43,120	6,101,480

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 12.7%
Agree Realty Corp.	45,388	3,410,908
Crown Castle International Corp.	81,939	15,821,602
CubeSmart	70,219	3,487,076
Easterly Government Properties Inc.	51,336	1,165,327
Four Corners Property Trust Inc.	30,526	876,402
Gaming and Leisure Properties Inc.	85,214	4,034,031
GEO Group Inc.	498,488	3,449,537
Getty Realty Corp.	12,188	385,019
Highwoods Properties Inc.	61,370	2,926,735
Industrial Logistics Properties Trust	20,417	553,301
Kimco Realty Corp.	313,881	6,695,082
Lamar Advertising Co., Class A Shares	32,714	3,487,312
Lexington Realty Trust	107,793	1,417,478
Life Storage Inc.	36,115	4,238,456
LTC Properties Inc.	15,546	588,416
MGM Growth Properties LLC, Class A Shares	84,485	3,193,533
National Health Investors Inc.	19,806	1,351,363
National Retail Properties Inc.	71,269	3,482,916
Physicians Realty Trust	134,603	2,550,727
Piedmont Office Realty Trust Inc., Class A Shares	52,960	1,007,299

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2021 Quarterly Report	3

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
Public Storage		49,307	$15,407,451
Realty Income Corp.		187,293	13,164,825
STORE Capital Corp.		102,204	3,698,763

TOTAL REAL ESTATE			96,393,559

UTILITIES - 16.3%
Electric Utilities - 12.2%
ALLETE Inc.		26,224	1,844,072
Alliant Energy Corp.		92,394	5,407,821
American Electric Power Co. Inc.		197,528	17,406,167
Entergy Corp.		93,647	9,638,149
Evergy Inc.		111,908	7,298,640
Exelon Corp.		356,723	16,694,636
Hawaiian Electric Industries Inc.		42,943	1,861,150
Pinnacle West Capital Corp.		55,221	4,613,715
PPL Corp.		374,796	10,632,962
Southern Co.		257,478	16,445,120

Total Electric Utilities			91,842,432

Multi-Utilities - 4.1%
Black Hills Corp.		24,416	1,651,742
Consolidated Edison Inc.		177,874	13,121,765
DTE Energy Co.		59,715	7,005,764
NorthWestern Corp.		18,907	1,172,045
Public Service Enterprise Group Inc.		133,466	8,305,589

Total Multi-Utilities			31,256,905

TOTAL UTILITIES			123,099,337

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $650,097,698)			750,975,502

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,479,792)	0.010%	4,479,792	4,479,792

TOTAL INVESTMENTS - 99.8% (Cost - $654,577,490)			755,455,294
Other Assets in Excess of Liabilities - 0.2%			1,613,733

TOTAL NET ASSETS - 100.0%			$757,069,027

*	Non-income producing security.

See Notes to Schedule of Investments.

4	Legg Mason Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open futures contracts:

	Number of	Expiration	Notional	Market	Unrealized
	Contracts	Date	Amount	Value	Appreciation
Contracts to Buy:
E-mini S&P 500 Index	15	9/21	$3,196,406	$3,292,125	$95,719

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

6

Notes to Schedule of Investments (unaudited) (cont’d)

fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Common Stocks†	$750,975,502	—	—	$750,975,502
Short-Term Investments†	4,479,792	—	—	4,479,792

Total Investments	$755,455,294	—	—	$755,455,294

Other Financial Instruments:
Futures Contracts††	$95,719	—	—	$95,719

Total	$755,551,013	—	—	$755,551,013

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

8